Total
Pacific Funds℠ Short Duration Income
Pacific Funds℠ Short Duration Income
Investment Goal
This Fund seeks current income;
capital appreciation is of secondary importance.
Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 82 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Pacific Funds℠ Short Duration Income	CLASS A	CLASS C	CLASS I	ADVISOR CLASS
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	3.00%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pacific Funds℠ Short Duration Income		CLASS A	CLASS C	CLASS I	ADVISOR CLASS
Management Fee	[1]	0.40%	0.40%	0.40%	0.40%
Distribution (12b-1) and/or Service Fee	[1]	0.25%	1.00%	none	none
Other Expenses	[1]	0.23%	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	[1]	0.88%	1.63%	0.63%	0.63%
Less Expense Reimbursement	[1],[2]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[1]	0.75%	1.50%	0.50%	0.50%
[1]	Expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.10% for Class A, Class C, Class I and Advisor Class shares through 7/31/2021. This agreement shall automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment, along with the other expenses subject to the expense cap, would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the expense reimbursement (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example - Pacific Funds℠ Short Duration Income - USD ($)	CLASS A	CLASS C	CLASS I	ADVISOR CLASS
1 year	$ 498	$ 253	$ 51	$ 51
3 years	681	502	189	189
5 years	880	874	338	338
10 years	$ 1,452	$ 1,922	$ 774	$ 774

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example No Redemption - Pacific Funds℠ Short Duration Income - USD ($)	CLASS A	CLASS C	CLASS I	ADVISOR CLASS
1 year	$ 498	$ 153	$ 51	$ 51
3 years	681	502	189	189
5 years	880	874	338	338
10 years	$ 1,452	$ 1,922	$ 774	$ 774

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended March 31, 2020, the portfolio turnover rate was 56% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies

This Fund invests principally in income producing debt instruments. Under normal circumstances, the Fund will invest at least 70% of its assets in investment grade debt instruments, including corporate debt, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. The Fund may invest up to 30% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate senior loans. Debt securities in which the Fund invests may include those denominated in U.S. dollars and issued by foreign entities that are primarily in developed markets.

The Fund expects to maintain a weighted average duration within one year (plus or minus) of the Bloomberg Barclays 1-3 Year US Government/Credit Bond Index, although the investments held by the Fund may have short, intermediate and long terms to maturity. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. Maturity of a debt instrument, however, refers to the specific period of time until final payment (principal and any applicable interest) is due. The duration of the Bloomberg Barclays 1-3 Year US Government/Credit Bond Index was 1.82 years as of March 31, 2020.

Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. Individual investment selection is generally based on the sub-adviser’s fundamental research process.

Decisions to sell are generally based upon the sub-adviser’s belief that the particular investment has achieved its valuation target, there have been changes in the fundamentals of the issuer, or another opportunity of greater relative value exists.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

● Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

● Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Fund’s ability to buy or sell loans and negatively affect the transaction price. A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to the Fund, requiring the Fund to borrow cash which would increase the Fund’s expenses. The Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.

● High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

● Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk, interest rate risk, subprime risk, prepayment risk, call risk, U.S. government securities risk and issuer risk. Each of these risks is described in Mortgage-Related and Other Asset-Backed Securities Risk in the Additional Information About Principal Risks section of the Prospectus.

● Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

● Foreign Markets Risk: Exposure to a foreign market can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

● Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

● Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

● U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares.

Pacific Asset Management LLC began managing the Fund on December 31, 2019. Pacific Life Fund Advisors LLC, doing business as Pacific Asset Management, managed the Fund before that date.

Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.pacificfunds.com/investor/performance.html, or by calling customer service at (800) 722-2333.

Calendar Year Total Returns (%)1

[1] Class I return for the period 1/1/20 through 6/30/20: 1.38%
Best and worst quarterly performance reflected within the bar chart: Q3 2012: 2.47%; Q2 2013: (1.56%)
Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Returns - Pacific Funds℠ Short Duration Income	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I	5.76%	2.57%	2.91%	Dec. 19, 2011
CLASS A	2.36%	1.69%	2.01%	Jun. 29, 2012
CLASS C	3.71%	1.54%	1.68%	Jun. 29, 2012
ADVISOR CLASS	5.75%	2.56%	2.67%	Jun. 29, 2012
After Taxes on Distributions | CLASS I	4.61%	1.58%	1.92%
After Taxes on Distributions and Sale of Fund Shares | CLASS I	3.39%	1.52%	1.81%
Bloomberg Barclays 1-3 Year US Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	4.03%	1.67%	1.38%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class I shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.